FAEGRE & BENSON LLP
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                        MINNEAPOLIS, MINNESOTA 55402-3901
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                                                             MATTHEW L. THOMPSON
                                                            mthompson@faegre.com
                                                                    612/766-6854

                                December 5, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C. 20549

               Re:  Great Hall Investment Funds, Inc.
                    (SEC File Nos. 33-41395 and 811-6340)
                    Certification regarding Prospectuses and Statement of
                    -----------------------------------------------------
                    Additional Information pursuant to Rule 497(j)
                    ----------------------------------------------

Ladies and Gentlemen:

         On behalf of Great Hall Investment Funds, Inc., a Minnesota corporation (the "Company"), in connection with the registration of the Company as an open-end management investment company under and pursuant to the Investment Company Act of 1940, as amended (the "1940 Act") and the registration of the Company's common shares under and pursuant to the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies, pursuant to Rule 497(j) under the 1933 Act, that the form of the Company's Prospectuses dated December 1, 2001 and Statement of Additional Information dated December 1, 2001, which would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No. 18 to the Company's Registration Statement on Form N-1A (the most recently filed amendment to the Company's Registration Statement, which was filed electronically pursuant to the EDGAR system on November 30, 2001).


                                        Very truly yours,

                                        /s/ Matthew L. Thompson

                                        Matthew L. Thompson



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